Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity File Number	1-35106
Entity Registrant Name	AMC Networks Inc.
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-5403694
Entity Address Address Line 1	11 Penn Plaza
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	324-8500
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMCX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001514991